Risks Arising from Financial Instruments - Summary of Nominal Contractual Maturities of Non-Derivative Financial Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Non-derivative financial liabilities
Finance lease liabilities	$ (2,025)	$ (1,985)
Bank overdraft	(68)	(114)
Less than 1 year [member]
Non-derivative financial liabilities
Finance lease liabilities	(333)	(410)
1-2 years [member]
Non-derivative financial liabilities
Finance lease liabilities	(290)	(312)
2-3 years [member]
Non-derivative financial liabilities
Finance lease liabilities	(198)	(255)
3-5 years [member]
Non-derivative financial liabilities
Finance lease liabilities	(225)	(357)
Greater than 5 years [member]
Non-derivative financial liabilities
Finance lease liabilities	(979)	(650)
Net carrying amount [member]
Non-derivative financial liabilities
Secured bank loans	(861)	(479)
Commercial papers	(1,599)	(1,142)
Unsecured bank loans	(185)	(108)
Unsecured bond issues	(98,206)	(107,796)
Unsecured other loans	(98)	(71)
Finance lease liabilities	(2,025)	(1,985)
Bank overdraft	(68)	(114)
Trade and other payables	(24,806)	(24,345)
Non-derivative financial liabilities	(127,848)	(136,040)
Derivative financial assets/(liabilities)
Interest rate derivatives	(102)	(112)
Foreign exchange derivatives	(600)	(589)
Cross currency interest rate swaps	(175)	(489)
Commodity derivatives	(97)	(273)
Equity derivatives	(3,177)	(4,877)
Derivative financial assets/(liabilities)	(4,151)	(6,340)
Of which: related to cash flow hedges	(448)	(486)
Contractual cash flows [member]
Non-derivative financial liabilities
Secured bank loans	(890)	(496)
Commercial papers	(1,599)	(1,142)
Unsecured bank loans	(188)	(135)
Unsecured bond issues	(165,424)	(165,979)
Unsecured other loans	(131)	(110)
Finance lease liabilities	(2,338)	(2,591)
Bank overdraft	(68)	(114)
Trade and other payables	(25,152)	(24,722)
Non-derivative financial liabilities	(195,790)	(195,289)
Derivative financial assets/(liabilities)
Interest rate derivatives	(103)	(142)
Foreign exchange derivatives	(600)	(589)
Cross currency interest rate swaps	(187)	(515)
Commodity derivatives	(97)	(273)
Equity derivatives	(3,177)	(4,877)
Derivative financial assets/(liabilities)	(4,164)	(6,396)
Of which: related to cash flow hedges	(448)	(490)
Contractual cash flows [member] | Less than 1 year [member]
Non-derivative financial liabilities
Secured bank loans	(795)	(383)
Commercial papers	(1,599)	(1,142)
Unsecured bank loans	(140)	(33)
Unsecured bond issues	(5,513)	(6,410)
Unsecured other loans	(27)	(19)
Finance lease liabilities	(404)	(508)
Bank overdraft	(68)	(114)
Trade and other payables	(22,861)	(22,557)
Non-derivative financial liabilities	(31,407)	(31,166)
Derivative financial assets/(liabilities)
Interest rate derivatives	(7)	(125)
Foreign exchange derivatives	(600)	(589)
Cross currency interest rate swaps	75	(29)
Commodity derivatives	(97)	(273)
Equity derivatives	(3,177)	(4,877)
Derivative financial assets/(liabilities)	(3,806)	(5,893)
Of which: related to cash flow hedges	(408)	(416)
Contractual cash flows [member] | 1-2 years [member]
Non-derivative financial liabilities
Secured bank loans	(18)	(39)
Unsecured bank loans	(47)	(6)
Unsecured bond issues	(6,415)	(9,146)
Unsecured other loans	(17)	(22)
Finance lease liabilities	(350)	(391)
Trade and other payables	(1,227)	(260)
Non-derivative financial liabilities	(8,074)	(9,864)
Derivative financial assets/(liabilities)
Interest rate derivatives	(1)	(19)
Cross currency interest rate swaps	(285)	72
Derivative financial assets/(liabilities)	(286)	53
Of which: related to cash flow hedges	5	2
Contractual cash flows [member] | 2-3 years [member]
Non-derivative financial liabilities
Secured bank loans	(18)	(15)
Unsecured bank loans	(1)	(96)
Unsecured bond issues	(6,518)	(11,636)
Unsecured other loans	(9)	(12)
Finance lease liabilities	(243)	(325)
Trade and other payables	(472)	(1,060)
Non-derivative financial liabilities	(7,261)	(13,144)
Derivative financial assets/(liabilities)
Interest rate derivatives	(1)	(13)
Cross currency interest rate swaps	6	71
Derivative financial assets/(liabilities)	5	58
Of which: related to cash flow hedges	3	1
Contractual cash flows [member] | 3-5 years [member]
Non-derivative financial liabilities
Secured bank loans	(22)	(27)
Unsecured bond issues	(18,605)	(23,672)
Unsecured other loans	(5)	(12)
Finance lease liabilities	(285)	(467)
Trade and other payables	(165)	(333)
Non-derivative financial liabilities	(19,082)	(24,511)
Derivative financial assets/(liabilities)
Interest rate derivatives	3	15
Cross currency interest rate swaps	75	(550)
Derivative financial assets/(liabilities)	78	(535)
Of which: related to cash flow hedges	5	2
Contractual cash flows [member] | Greater than 5 years [member]
Non-derivative financial liabilities
Secured bank loans	(37)	(32)
Unsecured bond issues	(128,373)	(115,115)
Unsecured other loans	(73)	(45)
Finance lease liabilities	(1,056)	(900)
Trade and other payables	(427)	(512)
Non-derivative financial liabilities	(129,966)	(116,604)
Derivative financial assets/(liabilities)
Interest rate derivatives	(97)
Cross currency interest rate swaps	(58)	(79)
Derivative financial assets/(liabilities)	(155)	(79)
Of which: related to cash flow hedges	$ (53)	$ (79)